Velocity Commercial Capital, LLC ABS-15G

Exhibit 99.11

AMC Loan ID	Customer Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Loan Status	Exception Date	Exception Category	Exception Subcategory	Exception Type	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Detail	Exception Information	Compensating Factors	Comments
XXXX	XXXX	1903150087	10171489	4061	Loan Review Complete	01/17/2019	Loan Package Documentation	Application / Processing	Credit	cleared	01/23/2019	1	Missing Document: Non-Owner Occupancy Declaration not provided		Missing BP disclosure for coborrower XXXX,		Seller Comment (2019-01-23): 1/18/19 (MB) Uploaded Reviewer Comment (2019-01-23): exception cleared- due to receipt of cited missing document
XXXX	XXXX	1903150188	10172429	5211	Loan Review Complete	01/17/2019	Loan Package Documentation	Application / Processing	Credit	cleared	02/08/2019	1	Missing Document: Business Purpose Letter of Intent not provided	Handwritten BP LOI in file is not signed by subject guarantor XXXX. (BP LOI in file is signed by guarantor's spouse. the only LOE in file signed by the subject guarantor is a LOE explaining DL address.)	Seller Comment (2019-01-23): 1/18/19 (MB) Uploaded

Reviewer Comment (2019-01-23): Exception remains-  the uploaded LOE signed by Guarantor XXXX does not indicate affirmation of occupancy intent .  ( LOE for XXXX evidences only investment purpose of loan;   The uploaded LOE addressing occupancy intent is signed only by the guarantor's non-borrowing spouse.)

Seller Comment (2019-01-29): 1/28/19 Exception Noted. (MO) uploaded loan approval

Reviewer Comment (2019-01-29): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for Incomplete BP LOE.  comp Factor: Seasoned investor, FICO

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

																	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.
XXXX	XXXX	1903150180	10172508	5211	Loan Review Complete	01/17/2019	Loan Package Documentation	Application / Processing	Credit	cleared	02/08/2019	1	Missing Document: Business Purpose Letter of Intent not provided	Handwritten BP LOI in file is not signed bu subject guarantor XXXX. (BP LOI in file is signed by guarantor's spouse. the only LOE's in file signed by the subject guarantor are a LOE explaining DL address, and a LOE for use of funds. Guarantor signed LOI does not express affirmation that guarantor will not now or in the future occupy the subject property)	Seller Comment (2019-01-23): 1/18/19 (MB) Uploaded

Reviewer Comment (2019-01-23): Exception remains-  the uploaded LOE signed by Guarantor XXXX does not indicate affirmation of occupancy intent .  ( LOE for XXXX evidences only investment purpose of loan;   The uploaded LOE addressing occupancy intent is signed only by the guarantor's non-borrowing spouse.)

Seller Comment (2019-01-29): 1/28/19 Exception Noted. (MO) uploaded loan approval

Reviewer Comment (2019-01-29): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for Incomplete BP LOE.  comp Factor: Seasoned investor,  FICO

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

																	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.
XXXX	XXXX	1903150184	10175900	5211	Loan Review Complete	01/17/2019	Loan Package Documentation	Application / Processing	Credit	cleared	02/08/2019	1	Missing Document: Business Purpose Letter of Intent not provided	Handwritten LOI in file does not indicate that the borrower will not occupy the property {now or in the future}. (LOE only established Investment purpose of funds )	Seller Comment (2019-01-25): Requested

Seller Comment (2019-01-29): 1/23/19 (MB) Exception noted,(MO) 1/25/19 uploaded corrected loan approval

Reviewer Comment (2019-01-29): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for Incomplete BP LOE.  comp Factor: FICO

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

																	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.
XXXX	XXXX	1903150129	10176819	4061	Loan Review Complete	01/17/2019	Loan Package Documentation	Application / Processing	Credit	cleared	01/25/2019	1	Missing Document: Non-Owner Occupancy Declaration not provided		Pg 1 of BP disclosure document is incomplete- Borrower/Guarantor, Lender and date fields are blank.		Seller Comment (2019-01-25): (MO) 1/23/2019 uploaded corrected disclosure statement Reviewer Comment (2019-01-25): exception cleared- due to receipt of updated completed BP disclosure
XXXX	XXXX	1903150224	10208735	17814	Loan Review Complete	01/20/2019	Missing Document	General	Credit	cleared	01/25/2019	1	Incomplete Document: 1003 Final is incomplete		application in file is not signed.		Seller Comment (2019-01-25): (MO) 1/23/2019 uploaded signed loan app Reviewer Comment (2019-01-25): exception cleared- due to receipt of updated signed loan application document
XXXX	XXXX	1903150025	10167205	2808	Loan Review Complete	01/17/2019	Loan Package Documentation	Application / Processing	Credit	cleared	01/23/2019	1	Missing Document: Approval not provided	XXXX company is reflected as an entity co-borrower on the loan approval document but does not appear on the loan docs and NOO docs.	Seller Comment (2019-01-23): 1/18/19 (MB) XXXX company is our trustee on some loans. This did not pull up as a co-borrower, but as an entity in the system. See attached Mortgage Copy highlighted to show XXXX as our trustee.

																	Reviewer Comment (2019-01-23): Exception cleared- subject to lender affirmation that the cited discrepancy has been reviewed and is affirmed compliant with VCC guideline requirements.
XXXX	XXXX	1903150392	10251553	4061	Loan Review Complete	01/23/2019	Loan Package Documentation	Application / Processing	Credit	cleared	01/29/2019	1	Missing Document: Non-Owner Occupancy Declaration not provided		missing BP disclosure for coborrower XXXX.		Seller Comment (2019-01-29): (MO) 1/25/2019 uploaded bp disclosure statement Reviewer Comment (2019-01-29): exception cleared- due to receipt of cited missing document
XXXX	XXXX	1903150161	10181586	17814	Loan Review Complete	01/17/2019	Missing Document	General	Credit	cleared	01/25/2019	1	Incomplete Document: 1003 Final is incomplete		Loan application in file is not signed		Seller Comment (2019-01-25): (MO) 1/23/2019 uploaded signed loan app Reviewer Comment (2019-01-25): exception cleared- due to receipt of updated loan application with borrower signature
XXXX	XXXX	1903150161	10181590	5210	Loan Review Complete	01/17/2019	Loan Package Documentation	Application / Processing	Credit	cleared	01/25/2019	1	Missing Document: Guaranty Agreement not provided		Missing Guaranty agreement for signator of BP cert		Seller Comment (2019-01-25): (MO 1/23/2019- uploaded unlimited guaranty agreement Reviewer Comment (2019-01-25): exception cleared- due to receipt of cited missing document
XXXX	XXXX	1903150198	10181601	5211	Loan Review Complete	01/17/2019	Loan Package Documentation	Application / Processing	Credit	cleared	01/25/2019	1	Missing Document: Business Purpose Letter of Intent not provided		Handwritten LOE in file addresses use of funds only and does not contain an affirmation that the borrower does not intend to occupy the subject property now or in the future.		Seller Comment (2019-01-25): (MO) 1/23/2019 uploaded correct LOE Reviewer Comment (2019-01-25): exception cleared- due to receipt of updated LOI containing declaration of occupancy intent
XXXX	XXXX	1903150202	10181654	4992	Loan Review Complete	01/18/2019	Credit	Credit Documentation	Credit	cleared	01/25/2019	1	Missing lease Agreement	Missing 1 of 2 leases for subject 2 unit property. Per MCP appendix 2, leases are required	Seller Comment (2019-01-25): 1/24/19 (MB) Per approval & appraisal, property is SFR. No 2nd lease needed

																	Reviewer Comment (2019-01-25): Exception cleared- subject to lender affirmation that subject is SFR and no additional leases required. ( Analyst review contains a typo stating subject is 2 units.)
XXXX	XXXX	1903150268	10208767	2808	Loan Review Complete	01/20/2019	Loan Package Documentation	Application / Processing	Credit	cleared	01/25/2019	1	Missing Document: Approval not provided	approval history is blank	Seller Comment (2019-01-25): (MO) 1/23/2019 uploaded corrected loan approval

																	Reviewer Comment (2019-01-25): exception cleared- due to receipt of updated loan approval document reflecting approval chain history.
XXXX	XXXX	1903150305	10181664	4992	Loan Review Complete	01/18/2019	Credit	Credit Documentation	Credit	cleared	02/06/2019	1	Missing lease Agreement	Missing Leases for subject 2 family purchase. per guidelines appendix 2 leases are required	Seller Comment (2019-01-25): 1/24/19 (MB) Per appraisal property is vacant. This is a purchase transaction, no leases until after COE.

Reviewer Comment (2019-01-25): Exception remains- per MCP appendix 2 specifies that only 1 unit (SFR) Purchases are exempt from lease requirement,  An exception approval for vacancy/missing leases was not captured on loan approval worksheet in file.

																	Reviewer Comment (2019-02-06): Upon further review, this item is outside the scope of work being performed in this portion of the review. A full guideline review is not being performed and therefore this exception may be removed.
XXXX	XXXX	1903150434	10251891	4061	Loan Review Complete	01/23/2019	Loan Package Documentation	Application / Processing	Credit	cleared	01/29/2019	1	Missing Document: Non-Owner Occupancy Declaration not provided		Missing BP disclosure for Coborrower XXXX		Seller Comment (2019-01-29): (MO) 1/24/2019 uploaded bp disclosure Reviewer Comment (2019-01-29): exception cleared- due to receipt of cited missing document
XXXX	XXXX	1903150361	10181673	4992	Loan Review Complete	01/18/2019	Credit	Credit Documentation	Credit	cleared	02/06/2019	1	Missing lease Agreement	Missing leases for subject 2 family purchase as required per MCP appendix 2.	Seller Comment (2019-01-25): 1/24/19 (MB) Per appraisal property is vacant. This is a purchase transaction, no leases until after COE.

Reviewer Comment (2019-01-25): Exception remains- per MCP appendix 2 specifies that only 1 unit (SFR) Purchases are exempt from lease requirement,  An exception approval for vacancy/missing leases was not captured on loan approval worksheet in file.

																	Reviewer Comment (2019-02-06): Upon further review, this item is outside the scope of work being performed in this portion of the review. A full guideline review is not being performed and therefore this exception may be removed.
XXXX	XXXX	1903150400	10213901	2808	Loan Review Complete	01/21/2019	Loan Package Documentation	Application / Processing	Credit	cleared	01/25/2019	1	Missing Document: Approval not provided	Approval history is blank	Seller Comment (2019-01-25): (MO) 1/23/2019 uploaded corrected loan approval

																	Reviewer Comment (2019-01-25): exception cleared- due to receipt of updated loan approval document reflecting approval chain history.
XXXX	XXXX	1903150376	10237617	17814	Loan Review Complete	01/23/2019	Missing Document	General	Credit	cleared	02/06/2019	1	Incomplete Document: 1003 Final is incomplete	Application documents in file are not signed	Seller Comment (2019-01-29): (MO) 1/25/2019 uploaded signed loan application

Reviewer Comment (2019-01-29): Exception remains-  Cited updated document was not received

Seller Comment (2019-02-06): (MO) 2/1/2019 uploaded signed loan application

																	Reviewer Comment (2019-02-06): exception cleared- due to receipt of cited missing document
XXXX	XXXX	1903150428	10252270	2808	Loan Review Complete	01/23/2019	Loan Package Documentation	Application / Processing	Credit	cleared	01/29/2019	1	Missing Document: Approval not provided	approval history is blank- approved borrower-guarantor structure uncertain.	Seller Comment (2019-01-29): (MO) 1/25/2019 uploaded corrected loan approval

																	Reviewer Comment (2019-01-29): exception cleared- due to receipt of updated loan approval document reflecting approval chain history.
XXXX	XXXX	1903150439	10252282	2808	Loan Review Complete	01/23/2019	Loan Package Documentation	Application / Processing	Credit	cleared	02/06/2019	1	Missing Document: Approval not provided	approval history is blank- approved borrower-guarantor structure uncertain.	Seller Comment (2019-01-29): (MO) 1/25/2019 uploaded corrected loan approval

Seller Comment (2019-01-29): Exception remains-  Cited updated document was not received

Seller Comment (2019-02-06): (MO) 2/5/2019 uploaded corrected loan approval

																	Reviewer Comment (2019-02-06): exception cleared- due to receipt of updated loan approval document reflecting approval chain history.
XXXX	XXXX	1903150447	10252895	2808	Loan Review Complete	01/23/2019	Loan Package Documentation	Application / Processing	Credit	cleared	01/29/2019	1	Missing Document: Approval not provided	approval history is blank- approved borrower-guarantor structure uncertain.	Seller Comment (2019-01-29): (MO) 1/25/2019 uploaded corrected loan approval

																	Reviewer Comment (2019-01-29): exception cleared- due to receipt of updated loan approval document reflecting approval chain history.
XXXX	XXXX	1903150480	10295833	2808	Loan Review Complete	01/24/2019	Loan Package Documentation	Application / Processing	Credit	cleared	02/01/2019	1	Missing Document: Approval not provided		approval history is blank unable to verify borrower strusture		Seller Comment (2019-02-01): 1/31/2019 (MO )uploaded corrected loan approval Reviewer Comment (2019-02-01): exception remains- cited updated document was not received
XXXX	XXXX	1903150483	10295899	2808	Loan Review Complete	01/24/2019	Loan Package Documentation	Application / Processing	Credit	cleared	02/06/2019	1	Missing Document: Approval not provided	approval history is blank. unable to verify borrower structure as approved	Seller Comment (2019-02-01): 1/31/2019 (MO) uploaded loan approval

Reviewer Comment (2019-02-01): exception remains- cited updated document was not received

Seller Comment (2019-02-06): 2/5/2019 (MO) uploaded loan approval

																	Reviewer Comment (2019-02-06): exception cleared- due to receipt of updated loan approval document reflecting approval chain history.
XXXX	XXXX	1903150203	10117466	5211	Loan Review Complete	01/15/2019	Loan Package Documentation	Application / Processing	Credit	cleared	02/08/2019	1	Missing Document: Business Purpose Letter of Intent not provided	Missing Handwritten BP LOI on entity letterhead as required per MCP appendix 2.	Seller Comment (2019-01-24): This loan was purchased on the secondary market. This was not originated under our guidelines

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

Reviewer Comment (2019-02-06): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for missing BP disclosure and BP LOI.  comp Factor: Seasoned investor

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

																	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.
XXXX	XXXX	1903150203	10117474	4061	Loan Review Complete	01/15/2019	Loan Package Documentation	Application / Processing	Credit	cleared	02/08/2019	1	Missing Document: Non-Owner Occupancy Declaration not provided	Missing BP disclosure as required per MCP appendix 2.	Seller Comment (2019-01-24): This loan was purchased on the secondary market. This was not originated under our guidelines

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

Reviewer Comment (2019-02-06): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for missing BP disclosure and BP LOI.  comp Factor: Seasoned investor

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

																	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.
XXXX	XXXX	1903150203	10117475	4992	Loan Review Complete	01/15/2019	Credit	Credit Documentation	Credit	cleared	01/31/2019	1	Missing lease Agreement	Missing lease for subject SFR refinance as required per MCP appendix 2.	Seller Comment (2019-01-24): This loan was purchased on the secondary market. This was not originated under our guidelines

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

																	Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, upon review it was noted that a review of this item is not required by the scope of work for this diligence review. As such, the exception for a missing lease agreement may be cleared in this scope of work.
XXXX	XXXX	1903150049	10117643	17814	Loan Review Complete	01/15/2019	Missing Document	General	Credit	waived	02/06/2019	2	Incomplete Document: 1003 Final is incomplete	Missing 1003; there is no 1003 nor other signed loan application document in file. the item bookmarked as loan application is a computer system printout containing a portion of the data values for fields typically found on a 1003.	Guideline variance approved by lender post origination. CF- seasoned investor	Seller Comment (2019-01-24): This loan was purchased on the secondary market. This was not originated under our guidelines

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

																	Reviewer Comment (2019-02-06): Exception waived - due to receipt of updated loan approval WS reflecting approved exception for missing Loan application. comp Factor: Seasoned investor
XXXX	XXXX	1903150049	10117757	5211	Loan Review Complete	01/15/2019	Loan Package Documentation	Application / Processing	Credit	cleared	02/08/2019	1	Missing Document: Business Purpose Letter of Intent not provided	Missing Handwritten BP LOI on entity letterhead as required per MCP appendix 2	Seller Comment (2019-01-24): This loan was purchased on the secondary market. This was not originated under our guidelines

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

Reviewer Comment (2019-02-06): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for missing BP disclosure and BP LOI.  comp Factor: Seasoned investor

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

																	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.
XXXX	XXXX	1903150049	10117778	4061	Loan Review Complete	01/15/2019	Loan Package Documentation	Application / Processing	Credit	cleared	02/08/2019	1	Missing Document: Non-Owner Occupancy Declaration not provided	missing BP disclosure as required per MCP appendix 2	Seller Comment (2019-01-24): This loan was purchased on the secondary market. This was not originated under our guidelines

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

Reviewer Comment (2019-02-06): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for missing BP disclosure and BP LOI.  comp Factor: Seasoned investor

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

																	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.
XXXX	XXXX	1903150049	10117849	5343	Loan Review Complete	01/15/2019	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Credit	waived	02/06/2019	2	The application does not show that the borrower(s) have an address other than the subject property and thus casts doubt on the business purpose of the loan.	Missing signed 1003/Loan Application. document indicated as loan application does not contain borrower primary address information.	Guideline variance approved by lender post origination. CF- seasoned investor	Seller Comment (2019-01-24): This loan was purchased on the secondary market. This was not originated under our guidelines

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

																	Reviewer Comment (2019-02-06): Exception waived - due to receipt of updated loan approval WS reflecting approved exception for missing Loan application. comp Factor: Seasoned investor
XXXX	XXXX	1903150052	10118011	5343	Loan Review Complete	01/15/2019	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Credit	waived	02/06/2019	2	The application does not show that the borrower(s) have an address other than the subject property and thus casts doubt on the business purpose of the loan.	Missing signed 1003/Loan Application. document indicated as loan application does not contain borrower primary address information.	Guideline variance approved by lender post origination. CF- FICO	Seller Comment (2019-01-24): This loan was purchased on the secondary market. This was not originated under our guidelines

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

																	Reviewer Comment (2019-02-06): Exception waived - due to receipt of updated loan approval WS reflecting approved exception for missing loan application. comp Factor: FICO
XXXX	XXXX	1903150052	10118055	4061	Loan Review Complete	01/15/2019	Loan Package Documentation	Application / Processing	Credit	cleared	02/08/2019	1	Missing Document: Non-Owner Occupancy Declaration not provided	Missing BP disclosure as required per MCP appendix 2	Seller Comment (2019-01-24): This loan was purchased on the secondary market. This was not originated under our guidelines

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

Reviewer Comment (2019-02-06): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for missing BP disclosure and BP
 LOI.  comp Factor: FICO, seasoned investor

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

																	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.
XXXX	XXXX	1903150052	10118060	4992	Loan Review Complete	01/15/2019	Credit	Credit Documentation	Credit	cleared	01/31/2019	1	Missing lease Agreement	Missing lease for subject SFR refinance as required per MCP appendix 2	Seller Comment (2019-01-24): This loan was purchased on the secondary market. This was not originated under our guidelines

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

																	Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, upon review it was noted that a review of this item is not required by the scope of work for this diligence review. As such, the exception for a missing lease agreement may be cleared in this scope of work.
XXXX	XXXX	1903150052	10118332	17814	Loan Review Complete	01/15/2019	Missing Document	General	Credit	waived	02/06/2019	2	Incomplete Document: 1003 Final is incomplete	Missing signed 1003/Loan Application. document indicated as loan application is a computer printout containing only a portion of the fields typically found on a 1003.	Guideline variance approved by lender post origination. CF- FICO	Seller Comment (2019-01-24): This loan was purchased on the secondary market. This was not originated under our guidelines

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

																	Reviewer Comment (2019-02-06): Exception waived - due to receipt of updated loan approval WS reflecting approved exception for missing loan application. comp Factor: FICO
XXXX	XXXX	1903150052	10118352	5211	Loan Review Complete	01/15/2019	Loan Package Documentation	Application / Processing	Credit	cleared	02/08/2019	1	Missing Document: Business Purpose Letter of Intent not provided	missing handwritten BP LOI on entity letterhead as required per MCP appendix 2.	Seller Comment (2019-01-24): This loan was purchased on the secondary market. This was not originated under our guidelines

Reviewer Comment (2019-01-24): Please advise if a copy of the originator's guidelines are available for review to determine if this item would have been required at origination.

Seller Comment (2019-01-31): Origination guidelines are not available from the secondary market

Reviewer Comment (2019-01-31): It is noted that file was not originated by client, but rather acquired on the secondary market using different guidelines at origination which are not available for review by TPR firm. Unable to ascertain if this item was a specific lender guideline requirement. However, a review of this item is required by the scope of work for this diligence review. Exception remains.

Seller Comment (2019-02-06): (MO) 2/5/2019 Exception noted- loan approval uploaded (This was not originated under the VCC Guidelines, acquired from secondary market)

Reviewer Comment (2019-02-06): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for missing BP disclosure and BP
 LOI.  comp Factor: FICO, seasoned investor

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

																	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.
XXXX	XXXX	1903150003	10145303	4061	Loan Review Complete	01/16/2019	Loan Package Documentation	Application / Processing	Credit	cleared	02/08/2019	1	Missing Document: Non-Owner Occupancy Declaration not provided	Missing Business Purpose Certification and Business Purpose Disclosure documents	Seller Comment (2019-01-23): 1/18/19 (MB) Exception input. (MO) 1/22/2019 uploaded corrected approval

Reviewer Comment (2019-01-23): Exception waived -  due to receipt of updated loan approval WS reflecting approved exception for Missing Business Purpose Certification and Business Purpose Disclosure documents as required by guidelines.    comp Factor: seasoned investor

Reviewer Comment (2019-02-08): Reopening in order to clear as opposed to waive

																	Reviewer Comment (2019-02-08): An analysis of the scope of work was performed and it was established that this document would not be required on business entity borrowers. The subject transaction was made to a business entity, subsequently this exception may be cleared based upon the updated scope of work.
XXXX	XXXX	1903150535	10296189	5211	Loan Review Complete	01/24/2019	Loan Package Documentation	Application / Processing	Credit	waived	02/06/2019	2	Missing Document: Business Purpose Letter of Intent not provided	Handwritten LOI does not affirm Business/investment/rental purpose of loan. Only occupancy status is addressed.	Guideline variance approved by lender post origination CF- seasoned investor	Reviewer Comment (2019-02-01): 1/30/19 (MB) Approval Noted, (MO) uploaded loan approval

Reviewer Comment (2019-02-01): exception remains- cited updated document was not received

Seller Comment (2019-02-06): 2/5/2019 (MB) Approval Noted, (MO) uploaded loan approval

																	Reviewer Comment (2019-02-06): Exception waived - due to receipt of updated loan approval WS reflecting approved exception for incomplete BP LOE. comp Factor: seasoned investor
XXXX	XXXX	1903150250	10208817	4992	Loan Review Complete	01/21/2019	Credit	Credit Documentation	Credit	cleared	01/25/2019	1	Missing lease Agreement		missing leases for subject 2 family purchase as required per MCP appendix 2.		Seller Comment (2019-01-25): 1/24/19 (MB) Uploaded Reviewer Comment (2019-01-25): exception cleared- due to receipt of cited missing document
XXXX	XXXX	1903150338	10208821	2808	Loan Review Complete	01/21/2019	Loan Package Documentation	Application / Processing	Credit	cleared	01/25/2019	1	Missing Document: Approval not provided	approval history is blank	Seller Comment (2019-01-25): (MO) 1/23/2019 uploaded corrected loan approval

																	Reviewer Comment (2019-01-25): exception cleared- due to receipt of updated loan approval document reflecting approval chain history.
XXXX	XXXX	1903150408	10208822	4061	Loan Review Complete	01/21/2019	Loan Package Documentation	Application / Processing	Credit	cleared	01/25/2019	1	Missing Document: Non-Owner Occupancy Declaration not provided		Missing BP disclosure for guarantor XXXX.		Seller Comment (2019-01-25): (MO) 1/23/2019 uploaded bp disclosure statemnent Reviewer Comment (2019-01-25): exception cleared- due to receipt of cited missing document
XXXX	XXXX	1903150408	10208823	2808	Loan Review Complete	01/21/2019	Loan Package Documentation	Application / Processing	Credit	cleared	01/25/2019	1	Missing Document: Approval not provided	approval history is blank	Seller Comment (2019-01-25): (MO) 1/23/2019 uploaded corrected loan approval

																	Reviewer Comment (2019-01-25): exception cleared- due to receipt of updated loan approval document reflecting approval chain history.
XXXX	XXXX	1903150505	10296821	2808	Loan Review Complete	01/24/2019	Loan Package Documentation	Application / Processing	Credit	cleared	02/06/2019	1	Missing Document: Approval not provided	Approval history is blank. unable to verify approved borrower structure	Seller Comment (2019-02-01): 1/31/2019 (MO) uploaded loan approval

Reviewer Comment (2019-02-01): exception remains- cited updated document was not received

Seller Comment (2019-02-06): 2/5/2019 (MO) uploaded loan approval

																	Reviewer Comment (2019-02-06): exception cleared- due to receipt of updated loan approval document reflecting approval chain history.
XXXX	XXXX	1903150548	10297191	4061	Loan Review Complete	01/24/2019	Loan Package Documentation	Application / Processing	Credit	cleared	02/01/2019	1	Missing Document: Non-Owner Occupancy Declaration not provided		Missing BP disclosure for guarantor XXXX.		Seller Comment (2019-02-01): Uploaded BP disclosure for cited guarantor Reviewer Comment (2019-02-01): exception cleared- due to receipt of cited missing document
XXXX	XXXX	1903150575	10661221	2808	Loan Review Complete	02/14/2019	Loan Package Documentation	Application / Processing	Credit	cleared	02/19/2019	1	Missing Document: Approval not provided		approval history is blank. unable to verify approved borrower structure		Seller Comment (2019-02-19): 2/14/2019 (MO) uploaded loap approval Reviewer Comment (2019-02-19): exception cleared- due to receipt of updated loan approval document reflecting approval chain history.
XXXX	XXXX	1903150638	10659642	2808	Loan Review Complete	02/14/2019	Loan Package Documentation	Application / Processing	Credit	cleared	02/19/2019	1	Missing Document: Approval not provided		Approval history is blank- unable to verify approved borrower structure		Seller Comment (2019-02-19): 2/14/19 (MO) uploaded loan approval Reviewer Comment (2019-02-19): exception cleared- due to receipt of updated loan approval document reflecting approval chain history.
XXXX	XXXX	1903150648	10659802	2808	Loan Review Complete	02/14/2019	Loan Package Documentation	Application / Processing	Credit	cleared	02/19/2019	1	Missing Document: Approval not provided		approval history is blank- unable to verify approved borrower structure.		Seller Comment (2019-02-19): 2/14/2018 (MO) uploaded loan approval Reviewer Comment (2019-02-19): exception cleared- due to receipt of updated loan approval document reflecting approval chain history.
XXXX	XXXX	1903150684	10660589	2808	Loan Review Complete	02/14/2019	Loan Package Documentation	Application / Processing	Credit	cleared	02/19/2019	1	Missing Document: Approval not provided		Approval history is blank. unable to verify approved borrower structure.		Seller Comment (2019-02-19): 2/14/2018 (MO) uploaded loan approval Reviewer Comment (2019-02-19): exception cleared- due to receipt of updated loan approval document reflecting approval chain history.